Schedule of Employee Benefit Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Expenses
Wages and salaries	$ 1,952,795	$ 3,222,565
Labour and health insurance fees	156,948	393,472
Pension	76,680	71,180
Share-based payments	131,712	131,712
Other personnel expenses	78,364	132,735
Total employee benefits expense	$ 2,396,499	$ 3,951,664